January 28, 2010

THE DREYFUS THIRD CENTURY FUND, INC.

Supplement to Prospectus dated October 1, 2009

The following information supersedes and replaces any contrary information contained on the cover page of the fund’s prospectus.

Class/Ticker    A  DTCAX      B  DTCBX      C  DTCCX      I  DRTCX        Z  DRTHX